Equity (Details 1)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options, Granted	220,000
Stock Options, Cancelled	(563,754)
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options, Outstanding, Beginning	2,332,000
Stock Options, Granted	2,025,200
Stock Options, Cancelled	(677,000)
Stock Options, Expired
Stock Options, Exercised
Stock Options, Outstanding, Ending	3,680,200
Stock Options, Exercisable	1,480,400
Weighted Exercise Price, Outstanding, Beginning | $ / shares	$ 1.00
Weighted Exercise Price, Granted | $ / shares	1.14
Weighted Exercise Price, Cancelled | $ / shares	1.00
Weighted Exercise Price, Expired | $ / shares
Weighted Exercise Price, Exercised | $ / shares
Weighted Exercise Price, Outstanding, Ending | $ / shares	1.08
Weighted Exercise Price, Exercisable | $ / shares	$ 1.07
Stock Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options, Outstanding, Beginning	4,128,510
Stock Options, Granted	724,000
Stock Options, Cancelled	(2,898,151)
Stock Options, Expired
Stock Options, Exercised	793,598
Stock Options, Outstanding, Ending	1,160,761
Stock Options, Exercisable	1,160,761
Weighted Exercise Price, Outstanding, Beginning | $ / shares	$ 2.00
Weighted Exercise Price, Granted | $ / shares	2.38
Weighted Exercise Price, Cancelled | $ / shares	2.00
Weighted Exercise Price, Expired | $ / shares
Weighted Exercise Price, Exercised | $ / shares	0.39
Weighted Exercise Price, Outstanding, Ending | $ / shares	2.32
Weighted Exercise Price, Exercisable | $ / shares	$ 2.32